Changes In Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Impacts of Adoption of IFRS 16

The impacts of the adoption of IFRS 16 as at January 1, 2019 are as follows:

	Notes	As Reported at December 31, 2018	Adjustments	Balance on Adoption as at January 1, 2019
Assets
Accounts Receivable and Accrued Revenues	iv	1,238	2	1,240
Property, Plant and Equipment, Net	v	28,698	(3)	28,695
Right-of-Use Assets, Net	ii	-	1,491
	iii	-	(585)
	iv	-	(16)
	v	-	3	893
Other Assets	iv	64	14	78

Liabilities and Shareholders' Equity
Current Portion of Lease Liabilities	i	-	(128)	(128)
Current Portion of Onerous Contract Provisions	iii	(50)	37	(13)
Non-Current Lease Liabilities	i	-	(1,363)
	v	-	(3)	(1,366)
Non-Current Onerous Contract Provisions	iii	(613)	548	(65)
Other Liabilities	v	(158)	3	(155)
Total		29,179	-	29,179

Reconciliation of the Commitments to the Lease Liabilities

The following table provides a reconciliation of the commitments as at December 31, 2018 to the Company’s lease liabilities as at January 1, 2019:

Total
Transportation and Storage	23,341
Real Estate	1,831
Capital Commitments	24
Other Long-Term Commitments	490
Commitments as at December 31, 2018	25,686

Less:
Non-Lease Components	(1,143)
Agreements that do not Contain a Lease	(22,811)
Lease Agreements with Assets not yet Available for Use	(507)
Short-Term Leases	(8)

Add:
Provision Previously Recognized under IAS 37	1,064
Finance Lease Liabilities under IAS 17	4
Lease Liabilities Commitments as at December 31, 2018	2,285

Impact of Discounting	(791)
Lease Liability as at January 1, 2019	1,494